DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Summary of Company's Deposits by Category

The following table sets forth the Company’s deposits by category:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Non-interest bearing demand deposits	$435,055	$291,658
Interest-bearing demand deposits	120,197	84,837
Savings and money market accounts	1,970,093	1,251,842
Time deposits	1,432,921	1,165,196

Total deposits	$3,958,266	$2,793,533

Time deposits $100,000 and greater	$905,529	$674,172
Time deposits $250,000 and greater	277,150	216,309

The following table sets forth the Company’s deposit categories as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013	December 31, 2012
Non-interest bearing demand deposits	$291,658	$240,955
Interest-bearing demand deposits	84,837	68,193
Savings and money market accounts	1,251,842	774,571
Time deposits	1,165,196	1,106,621

Total deposits	$2,793,533	$2,190,340

Summary of Average Amounts and Weighted Average Rates of the Deposit

The following table sets forth average amounts and weighted average rates paid on each of the Company’s deposit categories for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013		2012
	Average Balance	Rates	Average Balance	Rates
Non-interest bearing	$261,000		$218,766
Interest bearing	70,454	0.11%	65,407	0.10%

Total demand deposits	331,454		284,173
Money market accounts	872,696	0.48%	617,602	0.68%
Savings accounts	89,290	0.28%	112,989	0.56%

Total transaction accounts	1,293,440		1,014,764
Time deposits	1,121,094	1.25%	1,277,567	1.39%

Total average deposits	$2,414,534		$2,292,331

Summary of Maturities of Time Deposits

The following table sets forth maturities of all time deposits as of December 31, 2013 and 2012 (in thousands):

	2013	2012
Three months or less	$122,878	$230,946
Over three months and through six months	212,255	167,168
Over six months and through one year	435,357	357,180
Over one year and through two years	79,849	224,506
Over two years through three years	172,351	46,499
Over three years through four years	55,721	24,588
Over four years and through five years	86,696	54,820
Over five years	26	600
Fair value adjustment	63	314

Total time deposits	$1,165,196	$1,106,621

Summary of Interest Expense on Deposits

The following table summarizes interest expense on deposits for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Transaction accounts	$76	$67
Savings and money market accounts	4,425	4,857
Time deposits	14,036	17,776

Total	$18,537	$22,700